Distribution Date:	01/12/24	COMM 2015-LC19 Mortgage Trust
Determination Date:	01/08/24
Next Distribution Date:	02/12/24
Record Date:	12/29/23	Commercial Mortgage Pass-Through Certificates
Series 2015-LC19

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street | New York, NY 10005 | United States
		Master Servicer	Midland Loan Services
Exchangeable Certificate Detail	5
			Valerie Nichols	(913) 253-9000
Exchangeable Certificate Factor Detail	6
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Additional Information	7	Special Servicer	Midland Loan Services
Bond / Collateral Reconciliation - Cash Flows	8		Valerie Nichols	(913) 253-9000
Bond / Collateral Reconciliation - Balances	9		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	10-14	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 1)	15-16		David Rodgers	(212) 230-9025
Mortgage Loan Detail (Part 2)	17-18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Principal Prepayment Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Detail	20		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Delinquency Loan Detail	21				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Collateral Stratification and Historical Detail	22
		Controlling Class	400 Capital Management LLC
Specially Serviced Loan Detail - Part 1	23	Representative
Specially Serviced Loan Detail - Part 2	24		Steve Wolcott,	(212) 612-3106	steve.wolcott@400capital.com
			510 Madison Avenue, 17th Floor | New York, NY 10022 | United States
Modified Loan Detail	25
Historical Liquidated Loan Detail	26
Historical Bond / Collateral Loss Reconciliation Detail	27
Interest Shortfall Detail - Collateral Level	28
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	200474AX2	1.399000%	50,900,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	200474AY0	2.793000%	45,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	200474AZ7	3.040000%	81,648,000.00	15,339,002.38	1,353,922.48	38,858.81	0.00	0.00	1,392,781.29	13,985,079.90	34.73%	30.00%
A-3	200474BB9	2.922000%	300,000,000.00	257,961,523.69	0.00	628,136.31	0.00	0.00	628,136.31	257,961,523.69	34.73%	30.00%
A-4	200474BC7	3.183000%	518,619,000.00	518,619,000.00	0.00	1,375,636.90	0.00	0.00	1,375,636.90	518,619,000.00	34.73%	30.00%
A-M	200474BE3	3.527000%	74,712,000.00	74,712,000.00	0.00	219,591.02	0.00	0.00	219,591.02	74,712,000.00	28.56%	24.75%
B	200474BF0	3.829000%	107,287,000.00	107,287,000.00	0.00	342,334.94	0.00	0.00	342,334.94	107,287,000.00	19.71%	17.21%
C	200474BH6	4.353026%	65,762,000.00	65,762,000.00	0.00	238,553.07	0.00	0.00	238,553.07	65,762,000.00	14.28%	12.59%
D	200474AE4	2.867000%	70,656,000.00	70,656,000.00	0.00	168,808.96	0.00	0.00	168,808.96	70,656,000.00	8.44%	7.63%
E	200474AG9	4.353026%	33,799,000.00	33,799,000.00	0.00	122,606.60	0.00	0.00	122,606.60	33,799,000.00	5.65%	5.25%
F	200474AJ3	4.353026%	14,231,000.00	14,231,000.00	0.00	51,623.26	0.00	0.00	51,623.26	14,231,000.00	4.48%	4.25%
G	200474AL8	4.353026%	14,544,000.00	14,544,000.00	0.00	52,758.67	0.00	0.00	52,758.67	14,544,000.00	3.28%	3.23%
H*	200474AN4	4.353026%	45,937,880.00	39,704,187.34	0.00	141,018.46	0.00	0.00	141,018.46	39,704,187.34	0.00%	0.00%
V	200474AQ7	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	200474AS3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	200474AU8	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,423,095,883.00	1,212,614,713.41	1,353,922.48	3,379,927.00	0.00	0.00	4,733,849.48	1,211,260,790.93

X-A	200474BD5	1.220590%	1,070,879,000.00	866,631,526.07	0.00	881,501.48	0.00	0.00	881,501.48	865,277,603.59
X-B	200474AA2	0.324886%	173,049,000.00	173,049,000.00	0.00	46,850.97	0.00	0.00	46,850.97	173,049,000.00
X-C	200474AC8	1.486026%	70,656,000.00	70,656,000.00	0.00	87,497.20	0.00	0.00	87,497.20	70,656,000.00
Notional SubTotal			1,314,584,000.00	1,110,336,526.07	0.00	1,015,849.65	0.00	0.00	1,015,849.65	1,108,982,603.59

Deal Distribution Total					1,353,922.48	4,395,776.65	0.00	0.00	5,749,699.13

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	200474AX2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	200474AY0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	200474AZ7	187.86746007	16.58243288	0.47593095	0.00000000	0.00000000	0.00000000	0.00000000	17.05836383	171.28502719
A-3	200474BB9	859.87174563	0.00000000	2.09378770	0.00000000	0.00000000	0.00000000	0.00000000	2.09378770	859.87174563
A-4	200474BC7	1,000.00000000	0.00000000	2.65250000	0.00000000	0.00000000	0.00000000	0.00000000	2.65250000	1,000.00000000
A-M	200474BE3	1,000.00000000	0.00000000	2.93916667	0.00000000	0.00000000	0.00000000	0.00000000	2.93916667	1,000.00000000
B	200474BF0	1,000.00000000	0.00000000	3.19083337	0.00000000	0.00000000	0.00000000	0.00000000	3.19083337	1,000.00000000
C	200474BH6	1,000.00000000	0.00000000	3.62752152	0.00000000	0.00000000	0.00000000	0.00000000	3.62752152	1,000.00000000
D	200474AE4	1,000.00000000	0.00000000	2.38916667	0.00000000	0.00000000	0.00000000	0.00000000	2.38916667	1,000.00000000
E	200474AG9	1,000.00000000	0.00000000	3.62752152	0.00000000	0.00000000	0.00000000	0.00000000	3.62752152	1,000.00000000
F	200474AJ3	1,000.00000000	0.00000000	3.62752161	0.00000000	0.00000000	0.00000000	0.00000000	3.62752161	1,000.00000000
G	200474AL8	1,000.00000000	0.00000000	3.62752131	0.00000000	0.00000000	0.00000000	0.00000000	3.62752131	1,000.00000000
H	200474AN4	864.30169046	0.00000000	3.06976421	0.06550868	18.36537842	0.00000000	0.00000000	3.06976421	864.30169046
V	200474AQ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	200474AS3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	200474AU8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	200474BD5	809.27119317	0.00000000	0.82315694	0.00000000	0.00000000	0.00000000	0.00000000	0.82315694	808.00688368
X-B	200474AA2	1,000.00000000	0.00000000	0.27073817	0.00000000	0.00000000	0.00000000	0.00000000	0.27073817	1,000.00000000
X-C	200474AC8	1,000.00000000	0.00000000	1.23835485	0.00000000	0.00000000	0.00000000	0.00000000	1.23835485	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	12/01/23 - 12/30/23	30	0.00	38,858.81	0.00	38,858.81	0.00	0.00	0.00	38,858.81	0.00
A-3	12/01/23 - 12/30/23	30	0.00	628,136.31	0.00	628,136.31	0.00	0.00	0.00	628,136.31	0.00
A-4	12/01/23 - 12/30/23	30	0.00	1,375,636.90	0.00	1,375,636.90	0.00	0.00	0.00	1,375,636.90	0.00
A-M	12/01/23 - 12/30/23	30	0.00	219,591.02	0.00	219,591.02	0.00	0.00	0.00	219,591.02	0.00
B	12/01/23 - 12/30/23	30	0.00	342,334.94	0.00	342,334.94	0.00	0.00	0.00	342,334.94	0.00
C	12/01/23 - 12/30/23	30	0.00	238,553.07	0.00	238,553.07	0.00	0.00	0.00	238,553.07	0.00
D	12/01/23 - 12/30/23	30	0.00	168,808.96	0.00	168,808.96	0.00	0.00	0.00	168,808.96	0.00
E	12/01/23 - 12/30/23	30	0.00	122,606.60	0.00	122,606.60	0.00	0.00	0.00	122,606.60	0.00
F	12/01/23 - 12/30/23	30	0.00	51,623.26	0.00	51,623.26	0.00	0.00	0.00	51,623.26	0.00
G	12/01/23 - 12/30/23	30	0.00	52,758.67	0.00	52,758.67	0.00	0.00	0.00	52,758.67	0.00
H	12/01/23 - 12/30/23	30	840,657.22	144,027.79	0.00	144,027.79	3,009.33	0.00	0.00	141,018.46	843,666.55
X-A	12/01/23 - 12/30/23	30	0.00	881,501.48	0.00	881,501.48	0.00	0.00	0.00	881,501.48	0.00
X-B	12/01/23 - 12/30/23	30	0.00	46,850.97	0.00	46,850.97	0.00	0.00	0.00	46,850.97	0.00
X-C	12/01/23 - 12/30/23	30	0.00	87,497.20	0.00	87,497.20	0.00	0.00	0.00	87,497.20	0.00
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
LR	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			840,657.22	4,398,785.98	0.00	4,398,785.98	3,009.33	0.00	0.00	4,395,776.65	843,666.55

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	200474BE3	3.527000%	74,712,000.00	74,712,000.00	0.00	219,591.02	0.00	0.00	219,591.02	74,712,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	200474BF0	3.829000%	107,287,000.00	107,287,000.00	0.00	342,334.94	0.00	0.00	342,334.94	107,287,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	200474BH6	4.353026%	65,762,000.00	65,762,000.00	0.00	238,553.07	0.00	0.00	238,553.07	65,762,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			247,761,000.03	247,761,000.00	0.00	800,479.03	0.00	0.00	800,479.03	247,761,000.00

Exchangeable Certificate Details
PEZ	200474BG8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEZ	200474BG8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	5,749,699.13
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	4,413,734.68	Master Servicing Fee	9,727.87
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,341.43
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	522.10
ARD Interest	0.00	Operating Advisor Fee	1,357.26
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	4,413,734.68	Total Fees	14,948.66

Principal		Expenses/Reimbursements
Scheduled Principal	1,353,922.48	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	1,638.46
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,370.87
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,353,922.48	Total Expenses/Reimbursements	3,009.33

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	4,395,776.65
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,353,922.48
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,749,699.13
Total Funds Collected	5,767,657.16	Total Funds Distributed	5,767,657.12

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	1,212,614,713.41	1,212,614,713.41	Beginning Certificate Balance	1,212,614,713.41
(-) Scheduled Principal Collections	1,353,922.48	1,353,922.48	(-) Principal Distributions	1,353,922.48
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	1,211,260,790.93	1,211,260,790.93	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	1,213,297,980.64	1,213,297,980.64	Ending Certificate Balance	1,211,260,790.93
Ending Actual Collateral Balance	1,211,982,217.42	1,211,982,217.42

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.35%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	18	355,715,093.73	29.37%	10	4.1373	NAP	Defeased	18	355,715,093.73	29.37%	10	4.1373	NAP
7,499,999 or less	15	72,414,398.67	5.98%	11	4.5835	1.835747	1.39 or less	9	269,097,971.65	22.22%	14	4.4493	1.140522
7,500,000 to 14,999,999	7	66,929,634.24	5.53%	5	4.6148	1.324713	1.40 to 1.44	3	61,657,305.52	5.09%	12	4.4785	1.414080
15,000,000 to 24,999,999	1	23,150,037.75	1.91%	10	4.6300	1.560000	1.45 to 1.54	2	14,939,377.34	1.23%	12	4.6181	1.513936
25,000,000 to 49,999,999	8	303,471,168.20	25.05%	15	4.3181	1.499663	1.55 to 1.99	16	367,840,195.62	30.37%	11	4.3335	1.809121
50,000,000 to 74,999,999	2	103,496,942.89	8.54%	12	4.3038	1.683595	2.00 to 2.49	3	37,403,641.87	3.09%	11	4.0711	2.267988
75,000,000 or greater	3	286,083,515.45	23.62%	10	3.9993	3.737379	2.50 to 2.99	1	4,460,776.64	0.37%	11	4.3500	2.840000
Totals	54	1,211,260,790.93	100.00%	11	4.2267	2.180550	3.00 or greater	2	100,146,428.56	8.27%	12	3.3931	7.754449
							Totals	54	1,211,260,790.93	100.00%	11	4.2267	2.180550
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³						State³
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC		State				WAM²	WAC
	Properties	Balance	Agg. Bal.			DSCR¹		Properties	Balance	Agg. Bal.			DSCR¹
Defeased	36	355,715,093.73	29.37%	10	4.1373	NAP	Washington	1	43,555,000.00	3.60%	36	4.7500	0.840000
Alabama	3	3,515,125.99	0.29%	11	4.4500	1.360000	Wisconsin	2	8,578,522.88	0.71%	12	4.4744	0.382339
Arizona	1	2,729,146.41	0.23%	13	4.7500	1.140000	Totals	134	1,211,260,790.93	100.00%	11	4.2267	2.180550
Arkansas	9	18,206,225.47	1.50%	12	4.3151	1.664374
									Property Type³
California	7	198,805,259.04	16.41%	12	4.3220	1.683488
Colorado	1	5,780,552.48	0.48%	12	4.3900	1.820000		# Of	Scheduled	% Of			Weighted Avg
							Property Type				WAM²	WAC
Connecticut	1	34,620,296.98	2.86%	12	4.2100	1.310000		Properties	Balance	Agg. Bal.			DSCR¹
Florida	1	1,856,428.56	0.15%	11	4.8815	7.990000	Defeased	36	355,715,093.73	29.37%	10	4.1373	NAP
Illinois	1	9,794,292.91	0.81%	12	4.4000	0.740000	Lodging	13	152,113,790.87	12.56%	12	4.2904	1.889588
Indiana	7	25,097,032.69	2.07%	12	4.3691	1.691347	Mixed Use	4	160,088,888.93	13.22%	18	3.8619	5.113371
Iowa	4	17,191,758.00	1.42%	11	4.4111	1.797764	Mobile Home Park	1	7,376,457.00	0.61%	12	4.5700	1.960000
Kansas	9	13,724,812.78	1.13%	12	4.3792	1.695561	Office	8	213,343,899.95	17.61%	11	4.3979	1.424925
Kentucky	2	2,521,720.82	0.21%	11	4.4500	1.360000	Retail	71	316,842,107.97	26.16%	9	4.3546	1.645177
Maryland	2	106,739,596.02	8.81%	12	3.4501	7.258411	Self Storage	1	5,780,552.48	0.48%	12	4.3900	1.820000
Minnesota	6	57,048,980.10	4.71%	12	4.5159	1.456487	Totals	134	1,211,260,790.93	100.00%	11	4.2267	2.180550
Missouri	13	34,290,068.02	2.83%	11	4.4175	1.716120
Nebraska	1	1,303,653.25	0.11%	11	4.4500	1.360000
New York	3	135,745,373.52	11.21%	5	4.3771	1.684260
Ohio	4	16,521,718.80	1.36%	11	4.3608	1.533308
Oklahoma	2	2,231,340.86	0.18%	11	4.4500	1.360000
Pennsylvania	1	4,939,196.89	0.41%	12	4.5535	2.170000
South Dakota	1	1,108,028.84	0.09%	11	4.4500	1.360000
Tennessee	9	19,983,645.35	1.65%	12	4.3036	1.646528
Texas	6	87,256,598.74	7.20%	12	4.2760	1.622248
Virginia	1	2,401,321.80	0.20%	12	4.3000	1.400000

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	355,715,093.73	29.37%	10	4.1373	NAP	Defeased	18	355,715,093.73	29.37%	10	4.1373	NAP
	4.4999% or less	19	650,619,614.14	53.71%	11	4.1399	2.551040	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	11	128,569,452.85	10.61%	11	4.5684	1.613760	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75000% or greater	6	76,356,630.21	6.30%	20	4.8078	1.165957	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	54	1,211,260,790.93	100.00%	11	4.2267	2.180550	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	36	855,545,697.20	70.63%	12	4.2639	2.286570
								Totals	54	1,211,260,790.93	100.00%	11	4.2267	2.180550
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	18	355,715,093.73	29.37%	10	4.1373	NAP	Defeased	18	355,715,093.73	29.37%	10	4.1373	NAP
	60 months or less	36	855,545,697.20	70.63%	12	4.2639	2.286570	Interest Only	10	354,907,664.00	29.30%	14	4.1002	3.339360
	61 to 84 months	0	0.00	0.00%	0	0.0000	0.000000	121 months or less	4	26,608,497.66	2.20%	12	4.7930	2.151365
	85 to 120 months	0	0.00	0.00%	0	0.0000	0.000000	241 months or more	22	474,029,535.54	39.14%	11	4.3567	1.505932
	121 months or more	0	0.00	0.00%	0	0.0000	0.000000	Totals	54	1,211,260,790.93	100.00%	11	4.2267	2.180550
	Totals	54	1,211,260,790.93	100.00%	11	4.2267	2.180550
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	18	355,715,093.73	29.37%	10	4.1373	NAP			No outstanding loans in this group
Underwriter's Information		4	121,462,225.90	10.03%	12	4.3226	1.657534
	12 months or less	30	724,631,706.97	59.82%	13	4.2449	2.402307
	13 to 24 months	1	1,856,428.56	0.15%	11	4.8815	7.990000
	25 months or greater	1	7,595,335.77	0.63%	(48)	4.9900	(0.090000)
	Totals	54	1,211,260,790.93	100.00%	11	4.2267	2.180550
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
01A3	30308692	OF	Cambridge	MA	Actual/360	4.020%	124,620.00	0.00	0.00	N/A	10/06/24	--	36,000,000.00	36,000,000.00	01/06/24
01A4	30308693	OF	Cambridge	MA	Actual/360	4.020%	124,620.00	0.00	0.00	N/A	10/06/24	--	36,000,000.00	36,000,000.00	01/06/24
01A5	30308694	OF	Cambridge	MA	Actual/360	4.020%	124,620.00	0.00	0.00	N/A	10/06/24	--	36,000,000.00	36,000,000.00	01/06/24
01A6	30308695	OF	Cambridge	MA	Actual/360	4.020%	124,620.00	0.00	0.00	N/A	10/06/24	--	36,000,000.00	36,000,000.00	01/06/24
2	30308837	RT	Brooklyn	NY	Actual/360	4.277%	386,712.08	0.00	0.00	N/A	09/06/24	--	105,000,000.00	105,000,000.00	12/06/23
3	30308838	MU	Rockville	MD	Actual/360	3.365%	284,808.93	0.00	0.00	01/06/25	06/06/26	--	98,290,000.00	98,290,000.00	01/06/24
4	30294632	OF	Los Angeles	CA	Actual/360	4.400%	314,307.02	161,415.84	0.00	N/A	12/06/24	--	82,954,931.29	82,793,515.45	01/06/24
5	30308839	LO	San Diego	CA	Actual/360	4.120%	189,989.91	124,843.62	0.00	N/A	01/06/25	--	53,551,806.41	53,426,962.79	01/06/24
6	30308824	LO	Various	MN	Actual/360	4.500%	194,449.65	110,574.91	0.00	N/A	01/06/25	--	50,180,555.01	50,069,980.10	01/06/24
7	30294846	Various Various		NJ	Actual/360	3.571%	169,126.53	0.00	0.00	01/06/25	01/06/35	--	55,000,000.00	55,000,000.00	01/06/24
8	30308840	OF	Houston	TX	Actual/360	4.328%	166,626.08	81,632.40	0.00	N/A	01/06/25	--	44,709,161.35	44,627,528.95	01/06/24
9	30294796	OF	San Diego	CA	Actual/360	4.300%	138,048.48	84,643.67	0.00	N/A	01/06/25	--	37,282,409.72	37,197,766.05	01/06/24
10	30308841	MU	Seattle	WA	Actual/360	4.750%	178,152.05	0.00	0.00	N/A	01/06/27	--	43,555,000.00	43,555,000.00	01/06/24
11	30308828	RT	Various	Various	Actual/360	4.220%	156,765.83	0.00	0.00	01/01/25	01/01/30	--	43,139,962.00	43,139,962.00	01/01/24
12	30308869	RT	Brookfield	CT	Actual/360	4.210%	125,797.62	79,834.80	0.00	N/A	01/06/25	--	34,700,131.78	34,620,296.98	01/06/24
13	30308842	RT	Various	Various	Actual/360	4.450%	139,677.75	57,099.98	0.00	N/A	12/06/24	--	36,450,880.56	36,393,780.58	01/06/24
14	30308829	RT	Various	Various	Actual/360	4.220%	128,780.31	0.00	0.00	01/01/25	01/01/30	--	35,438,702.00	35,438,702.00	01/01/24
15	30308843	LO	Dallas	TX	Actual/360	3.900%	95,938.44	69,145.43	0.00	N/A	12/06/24	--	28,567,277.07	28,498,131.64	01/06/24
17	30308845	OF	Lake Katrine	NY	Actual/360	4.630%	92,472.25	43,725.42	0.00	N/A	11/06/24	--	23,193,763.17	23,150,037.75	01/06/24
18	30308825	MF	Richardson	TX	Actual/360	4.500%	94,269.97	37,974.90	0.00	N/A	11/06/24	--	24,327,734.90	24,289,760.00	01/06/24
19	30308826	LO	Various	OK	Actual/360	4.200%	92,225.00	0.00	0.00	N/A	11/06/24	--	25,500,000.00	25,500,000.00	01/06/24
22	30308831	MF	Charlotte	NC	Actual/360	4.310%	76,169.81	32,831.13	0.00	N/A	01/01/25	--	20,523,263.57	20,490,432.44	01/01/24
23	30294684	MF	Temple Hills	MD	Actual/360	4.690%	76,236.75	32,551.00	0.00	N/A	12/06/24	--	18,876,971.90	18,844,420.90	01/06/24
24	30308846	LO	Various	TX	Actual/360	4.870%	59,584.67	77,502.37	0.00	N/A	01/06/25	--	14,208,440.52	14,130,938.15	01/06/24
25	30308847	MF	Denver	CO	Actual/360	4.421%	68,282.97	28,101.44	0.00	N/A	01/06/25	--	17,936,293.93	17,908,192.49	01/06/24
26	30308848	MU	Miami	FL	Actual/360	4.450%	64,398.82	30,048.45	0.00	N/A	01/06/25	--	16,805,780.33	16,775,731.88	01/06/24
27	30294769	MU	Geneva	IL	Actual/360	4.400%	37,192.68	21,957.20	0.00	N/A	01/06/25	--	9,816,250.11	9,794,292.91	01/06/24
28	30294725	OF	Warrensville Heights	OH	Actual/360	4.408%	34,946.56	20,690.37	0.00	N/A	12/06/24	--	9,206,693.99	9,186,003.62	01/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
29	30308849	RT	Victorville	CA	Actual/360	4.500%	37,206.75	18,275.29	0.00	N/A	01/06/25	--	9,601,743.06	9,583,467.77	01/06/24
30	30308827	MF	Stone Mountain	GA	Actual/360	4.500%	36,119.99	17,842.00	0.00	N/A	12/06/24	--	9,321,287.57	9,303,445.57	01/06/24
31	30308850	RT	Various	Various	Actual/360	4.850%	27,294.61	45,676.24	0.00	N/A	02/06/25	--	6,535,457.56	6,489,781.32	12/06/23
32	30294726	MU	Hagerstown	MD	Actual/360	4.440%	32,378.04	18,940.86	0.00	N/A	12/06/24	--	8,468,536.88	8,449,596.02	01/06/24
34	30308852	RT	Woodside	NY	Actual/360	4.990%	32,703.58	15,555.38	0.00	N/A	01/06/20	--	7,610,891.15	7,595,335.77	03/06/20
35	30294776	MH	Porterville	CA	Actual/360	4.570%	29,091.84	16,118.65	0.00	N/A	01/06/25	--	7,392,575.65	7,376,457.00	01/06/24
36	30308853	RT	Springfield	MO	Actual/360	4.630%	32,653.08	0.00	0.00	11/06/24	11/06/44	--	8,190,000.00	8,190,000.00	01/06/24
37	30308854	OF	Madison	WI	Actual/360	4.480%	27,010.34	12,453.86	0.00	N/A	01/06/25	--	7,001,528.46	6,989,074.60	01/06/24
38	30294602	MF	Lawrenceville	GA	Actual/360	4.550%	24,540.13	11,136.11	0.00	N/A	11/06/24	--	6,263,343.01	6,252,206.90	01/06/24
39	30308855	RT	Owatonna	MN	Actual/360	4.630%	27,824.89	0.00	0.00	11/06/24	11/06/44	--	6,979,000.00	6,979,000.00	01/06/24
41	30308857	RT	Evansville	IN	Actual/360	4.690%	25,443.25	0.00	0.00	12/06/24	12/06/44	--	6,300,000.00	6,300,000.00	01/06/24
42	30308832	SS	Centennial	CO	Actual/360	4.390%	21,886.59	9,123.97	0.00	N/A	01/01/25	--	5,789,676.45	5,780,552.48	01/01/24
43	30308858	OF	Philadelphia	PA	Actual/360	4.553%	19,406.30	10,038.64	0.00	N/A	01/06/25	--	4,949,235.53	4,939,196.89	01/06/24
44	30308833	LO	Kansas City	MO	Actual/360	4.400%	15,706.49	14,057.80	0.00	N/A	01/01/25	--	4,145,407.43	4,131,349.63	01/01/24
45	30308859	OF	San Rafael	CA	Actual/360	4.350%	16,747.29	10,134.55	0.00	N/A	12/06/24	--	4,470,911.19	4,460,776.64	01/06/24
46	30294831	Various Various		TX	Actual/360	4.757%	17,547.79	9,077.75	0.00	N/A	01/06/25	--	4,283,808.10	4,274,730.35	01/06/24
47	30308860	RT	Muscatine	IA	Actual/360	4.630%	19,954.66	0.00	0.00	11/06/24	11/06/44	--	5,005,000.00	5,005,000.00	01/06/24
49	30308862	RT	Petaluma	CA	Actual/360	4.700%	16,087.15	8,548.15	0.00	N/A	12/06/24	--	3,974,861.49	3,966,313.34	01/06/24
50	30308863	SS	North Salt Lake	UT	Actual/360	4.650%	16,205.97	7,513.32	0.00	N/A	01/06/25	--	4,047,276.03	4,039,762.71	01/06/24
53	30308866	MH	Fontana	CA	Actual/360	4.500%	14,055.50	6,465.26	0.00	N/A	12/06/24	--	3,627,226.07	3,620,760.81	01/06/24
54	30308834	RT	Winter Garden	FL	Actual/360	4.380%	12,945.40	6,663.12	0.00	N/A	01/01/25	--	3,432,276.76	3,425,613.64	01/01/24
55	30308867	RT	Gilbert	AZ	Actual/360	4.750%	11,186.56	5,766.98	0.00	N/A	02/06/25	--	2,734,913.39	2,729,146.41	01/06/24
56	30308868	RT	Sheldon	IA	Actual/360	4.630%	12,000.70	0.00	0.00	11/06/24	11/06/44	--	3,010,000.00	3,010,000.00	01/06/24
57	30308835	RT	Bluefield	VA	Actual/360	4.300%	8,911.79	5,464.23	0.00	N/A	01/01/25	--	2,406,786.03	2,401,321.80	01/01/24
58	30308836	MF	Taylors	SC	Actual/360	4.400%	7,556.93	4,461.33	0.00	N/A	01/01/25	--	1,994,497.37	1,990,036.04	01/01/24
59	30294724	LO	Bonita Springs	FL	Actual/360	4.882%	7,828.90	6,036.06	0.00	N/A	12/06/24	--	1,862,464.62	1,856,428.56	01/06/24
Totals							4,413,734.68	1,353,922.48	0.00				1,212,614,713.41	1,211,260,790.93
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 16 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
2	25,626,018.78	24,776,742.23	01/01/23	09/30/23	--	0.00	0.00	386,033.96	386,033.96	0.00	0.00
3	25,529,453.45	26,036,903.57	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	9,371,904.46	8,695,127.21	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	8,292,257.06	8,452,180.76	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,507,455.74	6,062,563.57	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
8	3,747,649.64	3,856,686.23	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
9	3,830,780.15	4,983,078.71	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	5,099,494.95	1,834,030.91	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
11	3,275,949.00	3,282,096.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,828,305.22	4,503,681.21	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	21,246,846.88	10,618,573.09	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,694,720.00	2,696,690.67	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	4,475,765.63	5,312,874.77	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,617,242.78	2,620,077.61	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	2,260,522.37	3,230,950.96	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	8,058.93	0.00
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	716,319.58	599,022.04	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,154,490.58	1,077,061.10	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,240,781.70	1,163,093.83	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	1,315,718.43	1,267,675.52	--	--	--	0.00	0.00	72,942.71	72,942.71	0.00	0.00
32	879,185.60	981,169.29	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 29

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
34	0.00	0.00	--	--	08/07/23	0.00	34,932.14	48,190.80	2,183,432.78	1,008,903.63	0.00
35	835,869.64	1,073,233.54	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	700,500.00	700,500.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
37	780,437.28	194,776.89	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	598,200.00	598,200.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	574,999.92	485,352.12	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	641,218.00	684,976.00	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	678,869.18	810,310.73	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	802,382.00	707,080.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
45	938,794.27	979,651.88	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	429,000.00	429,000.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	650,127.36	666,685.77	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	235,866.17	235,199.08	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	258,000.00	258,000.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	282,971.00	283,978.00	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	1,475,050.99	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
01A3	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
01A4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
01A5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
01A6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	143,593,147.81	130,157,223.29				0.00	34,932.14	507,167.47	2,642,409.45	1,016,962.56	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 29

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 19 of 29

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
01/12/24	0	0.00	0	0.00	0	0.00	1	7,595,335.77	0	0.00	0	0.00	0	0.00	0	0.00	4.226706%	4.212254%	11
12/12/23	0	0.00	0	0.00	0	0.00	1	7,610,891.15	0	0.00	0	0.00	0	0.00	0	0.00	4.226922%	4.212466%	12
11/10/23	0	0.00	0	0.00	0	0.00	1	7,627,432.70	0	0.00	0	0.00	0	0.00	0	0.00	4.227148%	4.212689%	13
10/13/23	0	0.00	0	0.00	0	0.00	1	7,642,850.75	0	0.00	0	0.00	0	0.00	0	0.00	4.227361%	4.212898%	14
09/12/23	0	0.00	0	0.00	0	0.00	1	7,659,259.95	0	0.00	0	0.00	0	0.00	0	0.00	4.227584%	4.213118%	15
08/11/23	0	0.00	0	0.00	0	0.00	1	7,674,541.83	0	0.00	0	0.00	0	0.00	0	0.00	4.227794%	4.213325%	16
07/12/23	0	0.00	0	0.00	0	0.00	1	7,689,758.33	0	0.00	0	0.00	0	0.00	0	0.00	4.228003%	4.213531%	17
06/12/23	0	0.00	0	0.00	0	0.00	1	7,705,973.28	0	0.00	0	0.00	0	0.00	0	0.00	4.228223%	4.213747%	18
05/12/23	0	0.00	0	0.00	0	0.00	1	7,721,055.29	0	0.00	0	0.00	0	0.00	0	0.00	4.228429%	4.213950%	19
04/12/23	0	0.00	0	0.00	0	0.00	1	7,737,140.64	0	0.00	0	0.00	0	0.00	0	0.00	4.228646%	4.214163%	20
03/10/23	0	0.00	0	0.00	0	0.00	1	7,752,089.30	0	0.00	0	0.00	0	0.00	0	0.00	4.228849%	4.214364%	21
02/10/23	0	0.00	0	0.00	0	0.00	1	7,770,191.28	0	0.00	0	0.00	0	0.00	0	0.00	4.229087%	4.214598%	22
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 20 of 29

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	30308837	12/06/23	0	B	386,033.96	386,033.96	0.00	105,000,000.00
31	30308850	12/06/23	0	B	72,942.71	72,942.71	0.00	6,535,457.56
34	30308852	03/06/20	45	5	48,190.80	2,183,432.78	1,245,258.91	8,271,086.02	01/02/20	2		03/06/20
Totals					507,167.47	2,642,409.45	1,245,258.91	119,806,543.58
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 21 of 29

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		7,595,336	0		0	7,595,336
0 - 6 Months		0	0		0	0
7 - 12 Months		889,538,863	889,538,863		0	0
13 - 24 Months		9,218,928	9,218,928		0	0
25 - 36 Months		141,845,000	141,845,000		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		163,062,664	163,062,664		0	0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jan-24	1,211,260,791	1,203,665,455	0	0	0	7,595,336
Dec-23	1,212,614,713	1,205,003,822	0	0	0	7,610,891
Nov-23	1,214,040,829	1,206,413,396	0	0	0	7,627,433
Oct-23	1,215,384,212	1,207,741,361	0	0	0	7,642,851
Sep-23	1,216,800,165	1,209,140,905	0	0	0	7,659,260
Aug-23	1,218,133,086	1,210,458,544	0	0	0	7,674,542
Jul-23	1,219,460,953	1,211,771,195	0	0	0	7,689,758
Jun-23	1,220,861,947	1,213,155,974	0	0	0	7,705,973
May-23	1,222,179,469	1,214,458,414	0	0	0	7,721,055
Apr-23	1,223,570,488	1,215,833,347	0	0	0	7,737,141
Mar-23	1,224,877,742	1,217,125,652	0	0	0	7,752,089
Feb-23	1,226,416,559	1,218,646,368	0	0	0	7,770,191
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 22 of 29

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
34	30308852	7,595,335.77	8,271,086.02	12,700,000.00	02/17/23	(52,455.87)	(0.09000)	12/31/21	01/06/20	251
Totals		7,595,335.77	8,271,086.02	12,700,000.00		(52,455.87)

© 2021 Computershare. All rights reserved. Confidential.										Page 23 of 29

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
34	30308852	RT	NY	01/02/20	2

1/5/2024 – Loan transferred to Special Servicing on 1/02/20 due to the Master Servicer determining Imminent Maturity Default. The Loan matured 1/6/20. Subject collateral is a 24,500 sf retail building located in Woodside, NY. The collateral is currently occupied by a car dealership and dance club. Midland has tried to work something out with the Borrower but could not come to any agreeable terms and foreclosure was filed on 03/06/2020. Judge was reluctant to rule on foreclosure petition and stalled on d ecision until counsel contacted the administrative judge. On 10/27/2022, the court ruled in favor of the Lender moving forward with foreclosure but denied the request for Receiver. Midland and counsel petitioned the court that a receiver is needed in thi s situation and on 11/30/22 the court granted the request to reopen the request for Receiver. Borrower is not in compliance with Cash Management. Building is fully occupied, and rental income being paid to the borrower. Foreclosure Inquest hearing was he ld April 18. Magistrate''s recommendations were made available May 4. The Magistrate confirmed all amounts due for judgement calculation and approved Receiver & Referee for the management and sale of the asset. The Magistrate''s recommendations were provi ded Judge''s final approval in late November. The Receiver is now fully secure on the site. Borrower was required to provide certain court listed information by November 22,

2023, but only partial information has been received to date. Please note, Midla nd, Counsel, and Receiver are working on obtaining all required information from Borrower.
1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 29

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
15	30308843	24,694,899.52	3.90000%	24,694,899.52 3.90000%		8	09/15/20	09/06/20	09/25/20
19	30308826	25,500,000.00	4.20000%	25,500,000.00 4.20000%		8	06/08/20	06/05/20	06/08/20
19	30308826	0.00	4.20000%	0.00	4.20000%	8	09/03/21	09/27/21	10/06/21
24	30308846	17,298,867.43	4.87000%	17,298,867.43 4.87000%		8	06/02/20	06/06/20	06/07/20
Totals		41,993,766.95		41,993,766.95
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 29

				Historical Liquidated Loan Detail

		Loan		Gross Sales					Current		Loss to Loan	Percent of
		Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
21	30308830 04/12/22	19,760,213.92	23,100,000.00	22,652,380.46	4,597,368.57	22,652,380.46	18,055,011.89	1,705,202.03	0.00	(29,551.52)	1,734,753.55	7.64%
33	30308851 10/13/21	9,219,342.53	11,000,000.00	8,667,921.56	299,536.02	8,667,921.56	8,368,385.54	850,956.99	0.00	3,094.94	847,862.05	8.47%
51	30308864 06/12/20	4,226,239.04	4,400,000.00	2,064,612.84	1,530,461.08	2,064,612.84	534,151.76	3,692,087.28	0.00	41,010.22	3,651,077.06	79.63%
Current Period Totals		0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals		33,205,795.49	38,500,000.00	33,384,914.86	6,427,365.67	33,384,914.86	26,957,549.19	6,248,246.30	0.00	14,553.64	6,233,692.66

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.												Page 26 of 29

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
21	30308830	12/12/22	0.00	0.00	1,734,753.55	0.00	0.00	8,171.18	0.00	0.00	1,734,753.55
		11/14/22	0.00	0.00	1,726,582.37	0.00	0.00	11,620.50	0.00	0.00
		06/10/22	0.00	0.00	1,714,961.87	0.00	0.00	9,759.84	0.00	0.00
		04/12/22	0.00	0.00	1,705,202.03	0.00	0.00	1,705,202.03	0.00	0.00
33	30308851	07/12/22	0.00	0.00	847,862.05	0.00	0.00	(156.00)	0.00	0.00	847,862.05
		06/10/22	0.00	0.00	848,018.05	0.00	0.00	(15,634.89)	0.00	0.00
		03/11/22	0.00	0.00	863,652.94	0.00	0.00	12,695.95	0.00	0.00
		10/13/21	0.00	0.00	850,956.99	0.00	0.00	850,956.99	0.00	0.00
51	30308864	03/11/22	0.00	0.00	3,651,077.06	0.00	0.00	(1,000.00)	0.00	0.00	3,651,077.06
		02/12/21	0.00	0.00	3,652,077.06	0.00	0.00	6,296.50	0.00	0.00
		12/11/20	0.00	0.00	3,645,780.56	0.00	0.00	(46,306.72)	0.00	0.00
		06/12/20	0.00	0.00	3,692,087.28	0.00	0.00	3,692,087.28	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	0.00	6,233,692.66	0.00	0.00	6,233,692.66	0.00	0.00	6,233,692.66

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
24	0.00	0.00	0.00	0.00	1,370.87	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	1,638.46	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	1,638.46	0.00	1,370.87	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		3,009.33

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Supplemental Notes
None

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